Common Stockholders' Equity and Preferred Securities - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified				12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2010	Dec. 31, 2010 Continental 5% Convertible Notes	Oct. 31, 2010 Continental Airlines Inc	Dec. 31, 2012 Continental Airlines Inc
Stockholders Equity [Line Items]
Common stock reserved for future issuance	72,000,000
Junior preferred stock outstanding	2
Junior preferred stock par value per share	$ 0.01
Preferred stock authorized to issue	250,000,000
Common stock, shares issued			148,000,000	9,000,000
Aggregate principal amount of 5% convertible notes				$ 175
Debt instrument convertible effective interest rate				5.00%
Debt instrument maturity year				2023
Common stock outstanding shares converted and exchanged	332,472,779	330,906,192			141,000,000
Exchangeable share of Common stock converted					1.05
Canceled and replaced common stock						1,000
Common stock, par value	$ 0.01	$ 0.01				$ 0.01